Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Columbia Variable Portfolio - Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst_SupplementTextBlock
Prospectus Supplement — May 15, 2012
to the Prospectus listed below

Fund	Prospectus dated
Columbia Variable Portfolio — Dynamic Equity Fund	05/01/2012
The information under the caption “Principal Investment Strategies of the Fund” in the Summary of Columbia VP — Dynamic Equity Fund section is hereby superseded and replaced with the following information:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount for any borrowings for investment purposes) are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The universe of stocks from which Columbia Management Investment Advisers, LLC (the Investment Manager) selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.
In pursuit of the Fund’s objective, the Investment Manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.
The Fund may invest in derivatives such as futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.

The information under the caption “Past Performance” in the Summary of Columbia VP — Dynamic Equity Fund section is hereby revised as follows:
The information related to the Russell 3000 Index is removed from the Average Annual Total Returns table (the Table) found on page 19p and the footnote immediately following the Table is hereby deleted.

The information under the caption “Principal Investment Strategies of the Fund” in the More Information about the Funds section for Columbia VP — Dynamic Equity Fund is hereby superseded and replaced with the following information:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.
The universe of stocks from which Columbia Management Investment Advisers, LLC (the Investment Manager) selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.
In pursuit of the Fund’s objective, the Investment Manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to seek to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The Investment Manager believes the security is overvalued relative to other potential investments;

•	The company continues to meet the Investment Manager’s performance expectations; or

•	The security is removed from the Index.
The Fund may invest in derivatives such as futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.